Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities
Other non-current liabilities

	At December 31,
	2015	2016	2017
	(in thousands)
Payables	$3,257	$—	$—
Deferred tax	10	22	52
Total other non-current liabilities	$3,267	$22	$52
Deferred revenue	$1,940	$1,940	$1,293